Fair values of financial assets and liabilities - Valuation techniques - financial liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 17,912	£ 28,641
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	401	8
Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	500	500
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	9,675	10,911
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	349	8
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	8,237	17,730
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	52
Interest rate derivatives | Derivative financial instruments | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 349	£ 8
Interest rate derivatives | Derivative financial instruments | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate volatility	7.00%	19.00%
Interest rate derivatives | Derivative financial instruments | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate volatility	121.00%	80.00%